Osterweis Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Aerospace & Defense - 7.2%
Airbus SE - Class ADR - ADR	73,130	$4,235,690
Boeing Co. (a)	13,032	2,829,508
L3Harris Technologies, Inc.	12,113	3,556,013
		10,621,211

Banks - 3.4%
JPMorgan Chase & Co.	15,628	5,035,654

Broadline Retail - 5.3%
Amazon.com, Inc. (a)	34,146	7,881,580

Capital Markets - 2.2%
Intercontinental Exchange, Inc.	19,875	3,218,955

Chemicals - 2.6%
Air Products and Chemicals, Inc.	9,040	2,233,061
Linde PLC	3,729	1,590,008
		3,823,069

Commercial Services & Supplies - 3.0%
Waste Connections, Inc.	25,290	4,434,854

Consumer Staples Distribution & Retail - 2.1%
US Foods Holding Corp. (a)	41,885	3,154,778

Electrical Equipment - 2.1%
AMETEK, Inc.	15,075	3,095,048

Electronic Equipment, Instruments & Components - 2.4%
Keysight Technologies, Inc. (a)	17,706	3,597,682

Financial Services - 5.6%
Corpay, Inc. (a)	8,597	2,587,095
Visa, Inc. - Class A	16,256	5,701,142
		8,288,237

Ground Transportation - 1.7%
Canadian Pacific Kansas City Ltd.	34,955	2,573,737

Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp. (a)	39,225	3,740,104

Health Care Providers & Services - 1.3%
Labcorp Holdings, Inc.	7,722	1,937,295

Household Durables - 1.4%
NVR, Inc. (a)	292	2,129,489

Insurance - 5.3%
Brown & Brown, Inc.	52,365	4,173,491
Progressive Corp.	16,225	3,694,757
		7,868,248

Interactive Media & Services - 8.1%
Alphabet, Inc. - Class C	38,238	11,999,084

Life Sciences Tools & Services - 3.0%
Danaher Corp.	19,407	4,442,650

Machinery - 1.4%
Deere & Co.	4,565	2,125,327

Pharmaceuticals - 2.3%
Eli Lilly & Co.	3,222	3,462,619

Semiconductors & Semiconductor Equipment - 12.4%
Analog Devices, Inc.	16,332	4,429,238
Applied Materials, Inc.	17,140	4,404,809
Broadcom, Inc.	20,545	7,110,625
NVIDIA Corp.	13,582	2,533,043
		18,477,715

Software - 12.0%
Intuit, Inc.	4,956	3,282,953
Microsoft Corp.	18,748	9,066,908
Salesforce, Inc.	11,700	3,099,447
Synopsys, Inc. (a)	4,965	2,332,160
		17,781,468

Specialty Retail - 2.6%
AutoZone, Inc. (a)	1,120	3,798,480

Trading Companies & Distributors - 1.8%
Ferguson Enterprises, Inc.	12,122	2,698,721

Water Utilities - 2.9%
American Water Works Co., Inc.	32,640	4,259,520
TOTAL COMMON STOCKS (Cost $85,182,217)		140,445,525

REAL ESTATE INVESTMENT TRUSTS - 4.2%	Shares	Value
Industrial REITs - 2.3%
Terreno Realty Corp.	57,610	3,382,283

Specialized REITs - 1.9%
Lamar Advertising Co. - Class A	22,490	2,846,784
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,222,937)		6,229,067

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%	Shares	Value
Federated Hermes US Treasury Cash Reserves - Institutional Class, 3.59% (b)	1,743,635	1,743,635
TOTAL MONEY MARKET FUNDS (Cost $1,743,635)		1,743,635

TOTAL INVESTMENTS - 100.0% (Cost $92,148,789)		148,418,227
Liabilities in Excess of Other Assets - (0.0)% (c)		(40,024)
TOTAL NET ASSETS - 100.0%		$148,378,203

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Osterweis Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$140,445,525	$–	$–	$140,445,525
Real Estate Investment Trusts	6,229,067	–	–	6,229,067
Money Market Funds	1,743,635	–	–	1,743,635
Total Investments	$148,418,227	$–	$–	$148,418,227

Refer to the Schedule of Investments for further disaggregation of investment categories.